Changes in Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Contingency [Line Items]
Beginning balance	$ 3,695	$ 3,513	$ 3,719
Additions based on tax positions related to the current year	801	547	871
Reductions due to lapse of applicable statute of limitations	(271)	(365)	(1,077)
Ending balance	$ 4,225	$ 3,695	$ 3,513